Business and Credit Concentrations (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Advances on Inventory Purchases	$ 1,128	¥ 7,359		¥ 6,277
Cash	17,313	112,970
Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases	$ 343	¥ 2,238	$ 558	¥ 3,643